SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                    -----

         File No. 2-99222

         Pre-Effective Amendment No. ____

         Post-Effective Amendment No._32_                             X
                                                                    -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
                                                                    -----

         File No. 811-4363

         Amendment No._33_


         AMERICAN CENTURY GOVERNMENT INCOME TRUST
         (Exact Name of Registrant as Specified in Charter)

         4500 Main Street
         P.O. Box 419200
         Kansas City, MO  64141-6200
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  (816) 531-5575

         Douglas A. Paul
         V. P. and Associate General Counsel
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Immediately, upon effectiveness (first offered 9/23/85)

It is proposed that this filing become effective:

   _____  immediately upon filing pursuant to paragraph (b) of Rule 485
   _____  on (date) pursuant to paragraph (b) of Rule 485
   _____  60 days after filing pursuant to paragraph (a) of Rule 485
   _____  on (date) pursuant to paragraph (a) of Rule 485
   __X__  75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____  on (date) pursuant to paragraph (a)(2) of Rule 485

--------------------------------------------------------------------------------
Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On May 16, 1996, the Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended March 31, 1996.

This Post-Effective Amendment is being filed to add the American Century Capital Preservation Fund to the Trust's Registration statement. The Prospectus for the American Century Government Agency, Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, ARM and GNMA Funds is not being filed in this Post-Effective Amendment and is incorporated herein by reference.

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
                    1933 Act Post-Effective Amendment No. 32
                            1940 Act Amendment No. 33

                        American Century - Benham Capital
                                Preservation Fund

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

PART A:  PROSPECTUS

ITEM      PROSPECTUS CAPTION

1         Cover Page

2         Transaction and Operating Expense Table

3         Performance Advertising

4 Management, Further Information About American Century, Investment Policies of the Fund, Risk Factors and Investment Techniques, Other Investment Practices, Their Characteristics and Risks

5         Management

5A        Not Applicable

6 Further Information About American Century, How to Redeem Shares, Cover Page, Distributions, Taxes

7 Cover Page, Distribution of Fund Shares, How to Open an Account, Share Price, Transfer and Administrative Services

8         How to Redeem Shares, Transfer and Administrative Services

9         Not Applicable




PART B:  STATEMENT OF ADDITIONAL INFORMATION


ITEM      STATEMENT OF ADDITIONAL INFORMATION CAPTION

10        Cover Page

11        Table of Contents

12        Not Applicable

13 Investment Policies and Techniques, Investment Restrictions, Portfolio Transactions

14        Trustee and Officers

15        Additional Purchase and Redemption Information, Trustees and Officers

16 Investment Management, Transfer and Administrative Services, Expense Limitation Agreement, About the Trust

17        Portfolio Transactions

18        About the Trust

19 Additional Purchase and Redemption Information, Valuation of Portfolio Securities

20        Taxes

21        Additional Purchase and Redemption Information

22        Performance

23        Cover Page

                                   PROSPECTUS

                             [american century logo]
                                    American
                                  Century(sm)

                                __________, 1997


                                     BENHAM
                                    GROUP(R)

                              Capital Preservation


                                 [front cover]


                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS


     American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.


                          AMERICAN CENTURY INVESTMENTS

   BENHAM GROUP              AMERICAN CENTURY GROUP    TWENTIETH CENTURY(R)GROUP

 MONEY MARKET FUNDS            ASSET ALLOCATION &             GROWTH FUNDS
GOVERNMENT BOND FUNDS            BALANCED FUNDS           INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS      CONSERVATIVE EQUITY FUNDS
 MUNICIPAL BOND FUNDS           SPECIALTY FUNDS


Capital Preservation



                                   PROSPECTUS
                                 _________, 1997

                              Capital Preservation

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST

     American Century Government Income Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the funds from our Benham Group that invests in U.S. government securities, American Century-Benham Capital Preservation Fund (the "Fund"), is described in this Prospectus. Its investment objectives are listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

     American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

     This Prospectus gives you information about the Fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated _________, 1997 and filed with the Securities and Exchange Commission ("SEC"). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                      AMERICAN CENTURY INVESTMENTS
                   4500 Main Street o P.O. Box 419200
            Kansas City, Missouri 64141-6200 o 1-800-345-2021
                    International calls: 816-531-5575
                 Telecommunications Device for the Deaf:
               1-800-634-4113 o In Missouri: 816-753-1865
                    Internet: www.americancentury.com

     Additional information, including this Prospectus and the Statement of Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

INVESTMENTS IN THE FUND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER AGENCY. THERE IS NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A $1.00 SHARE PRICE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                  INVESTMENT OBJECTIVES OF THE FUND

AMERICAN CENTURY--BENHAM CAPITAL
PRESERVATION FUND

     Capital Preservation is a money market fund which seeks maximum safety and liquidity. Its secondary objective is to seek to pay shareholders the highest rate of return on their investment in the Fund consistent with safety and liquidity. The Fund intends to pursue its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government and maintaining a dollar-weighted average portfolio maturity of not more than 90 days.

There is no assurance that the Fund will achieve its investment objectives.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.




                              TABLE OF CONTENTS

Transaction and Operating Expense Table...............................4
Financial Highlights..................................................5

INFORMATION REGARDING THE FUND

Investment Policies of the Fund......................................13
Risk Factors and Investment Techniques...............................15
     U.S. Government Securities......................................16
Other Investment Practices, Their Characteristics
     and Risks.......................................................18
     When-Issued and Forward Commitment
         Agreements..................................................18
     Cash Management.................................................18
     Other Techniques................................................18
Performance Advertising..............................................18

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments.........................................20
Investing in American Century........................................20
How to Open an Account...............................................20
         By Mail.....................................................20
         By Wire.....................................................20
         By Exchange.................................................20
         In Person...................................................21
     Subsequent Investments..........................................21
         By Mail.....................................................21
         By Telephone................................................21
         By Online Access............................................21
         By Wire.....................................................21
         In Person...................................................21
     Automatic Investment Plan.......................................21
How to Exchange from One Account to Another .........................21
         By Mail ....................................................21
         By Telephone................................................21
         By Online Access............................................22
How to Redeem Shares.................................................22
         By Mail.....................................................22
         By Telephone................................................22
         By Check-A-Month............................................22
         Other Automatic Redemptions.................................22
     Redemption Proceeds.............................................22
         By Check....................................................22
         By Wire and ACH.............................................22
     Redemption of Shares in Low-Balance Accounts....................22
Signature Guarantee..................................................23
Special Shareholder Services.........................................23
         Automated Information Line..................................23
         Online Account Access.......................................23
         CheckWriting................................................23
         Tax-Qualified Retirement Plans..............................24
Important Policies Regarding Your Investments........................24
Reports to Shareholders..............................................25
Employer-Sponsored Retirement Plans and
   Institutional Accounts............................................25

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price..........................................................26
     When Share Price Is Determined..................................26
     How Share Price Is Determined...................................26
     Where to Find Information About Share Price.....................27
Distributions........................................................27
Taxes    ............................................................27
     Tax-Deferred Accounts...........................................27
     Taxable Accounts................................................28
Management...........................................................28
     Investment Management...........................................28
     Code of Ethics..................................................30
     Transfer and Administrative Services............................30
Distribution of Fund Shares..........................................30
Further Information About American Century...........................31





                  TRANSACTION AND OPERATING EXPENSE TABLE

                                                     Capital Preservation
SHAREHOLDER TRANSACTION
EXPENSES:

Maximum Sales Load
Imposed on Purchases...............                            none

Maximum Sales Load Imposed
on Reinvested Dividends............                            none

Deferred Sales Load................                            none

Redemption Fee(1)..................                            none

Exchange Fee.......................                            none

ANNUAL FUND OPERATING EXPENSES:
(as a percentage of net assets)

Management Fees ...................                            .50%

12b-1 Fees.........................                            none

Other Expenses.....................                            .00%

Total Fund Operating
Expenses...........................                            .50%

EXAMPLE:

You would pay the                               1 year          $ 5
following expenses                             3 years           16
on a $1,000 investment,                        5 years           28
investment, assuming                          10 years           63
assuming a 5% annual
return and redemption at
the end of each time period:

(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

     The Fund pays American Century Investment Management, Inc. (the "Manager") investment management fees equal to an annualized percentage of its average daily net assets.

     The purpose of the above table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the shares of the Fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




                              FINANCIAL HIGHLIGHTS
                              CAPITAL PRESERVATION

     The Financial Highlights for each of the periods presented have been audited by KPMG Peat Marwick LLP, independent auditors (except as noted). Their report thereon appears in the Fund's annual report, which is incorporated by reference into the Statement of Additional Information. The semiannual and annual reports contain additional performance information and will be made available upon request and without charge. The information presented is for a share outstanding throughout the years ended March 31, except as noted.

                                September 30,
                                    1996
                                 (unaudited)  1996      1995     1994     1993(1)   1992     1991     1990     1989    1988    1987

PER-SHARE DATA

Net Asset Value,
Beginning of Period..............  $1.00     $1.00     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00     $1.00   $1.00   $1.00

Income from Investment
Operations
     Net Investment Income ......  .0234     .0521     .0424     .0259   .0134    .0382    .0603    .0750     .0800   .0608   .0531

Distributions

     From Net Investment
     Income......................(.0234)   (.0521)   (.0424)   (.0259) (.0134)  (.0382)  (.0603)  (.0750)   (.0800)  (.0608) (.0531)
                                  ------   -------   -------   ------- -------  -------  -------  -------   -------  ------- -------
Net Asset Value,
End of Period....................  $1.00     $1.00     $1.00     $1.00   $1.00    $1.00    $1.00    $1.00     $1.00   $1.00   $1.00
                                 =======   =======   =======   ======= =======  =======  =======  =======   =======  ======= =======

     TOTAL RETURN(2).............  2.39%     5.21%     4.31%     2.63%   1.35%    3.88%    6.27%    7.77%     8.27%    6.30%   5.48%

RATIOS/SUPPLEMENTAL DATA

     Ratio of Operating
     Expenses to Average
     Net Assets(3)................49%(4)      .51%      .50%    .51%    .50%(4)    .51%     .52%     .56%     .57%     .59%     .63%

     Ratio of Net Investment
     Income to Average
     Net Assets(3)...............4.68%(4)    5.07%     4.24%   2.59%   2.68%(4)    3.82%   6.03%    7.50%    8.00%    6.08%    5.31%

     Net Assets, End
     of Period (in millions)..... $3,016    $3,078    $2,883  $2,787   $2,943    $3,046   $3,376   $3,099   $2,737   $2,187   $1,793

(1) The Fund's fiscal year-end was changed from September 30 to March 31 beginning with the period ended March 31, 1993, resulting in a six-month period in 1993.

(2)  Total  return   assumes   reinvestment   of  dividends   and  capital  gain
     distributions, if any, and are not annualized.

(3) The ratios for the year ended March 31, 1996 include expenses paid through expense offset arrangements.

(4)  Annualized.



                         INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

     The Fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objectives of the Fund identified on page 2 of this Prospectus and any other investment policies which are designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The Fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objectives. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

     The Fund seeks to maintain a $1.00 share price, although there is no guarantee it will be able to do so. Shares of the Fund are neither insured nor guaranteed by the U.S. government.

     The Fund seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in the Fund consistent with safety and liquidity. The Fund pursues its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. Capital Preservation's dollar-weighted average portfolio maturity will not exceed 90 days.

     While the risks associated with investing in short-term U.S. Treasury securities are very low, an investment in the Fund is not risk-free.

RISK FACTORS AND INVESTMENT TECHNIQUES

     The obligations in which the Fund may invest differ from one another in their interest rates, maturities, dates of issuance and interest payment schedules. The pertinent features of the types of obligations in which the Fund may invest are described in this section.

U.S. GOVERNMENT SECURITIES

     U.S. Treasury bills, notes, zero-coupon bonds, and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to ten years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

     A number of U.S. government agencies and government-sponsored organizations issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit
Banks, the Student Loan Marketing Association and the Resolution Funding Corporation.

     Some agency securities are backed by the full faith and credit of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

     Interest rates on agency securities may be fixed for the term of the investment (fixed-rate agency securities) or tied to prevailing interest rates (floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

     For additional information regarding the investment practices of the Fund, see the Statement of Additional Information.

WHEN-ISSUED AND FORWARD
COMMITMENT AGREEMENTS

     The Fund may purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the Manager, such purchases will further the investment objectives of the Fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the security. Accordingly, the value of each security may decline prior to delivery, which could result in a loss to the Fund.

CASH MANAGEMENT

     For cash management purposes, the Fund may invest up to an aggregate total of 5% of its total assets in other investment companies, provided the investment is consistent with the Fund's investment policies and restrictions.

OTHER TECHNIQUES

     The Manager may buy other types of securities or employ other portfolio management techniques on behalf of the Fund. When SEC guidelines require it to do so, the Fund will set aside cash or appropriate liquid assets in a segregated account to cover the Fund's obligations.

PERFORMANCE ADVERTISING

     From  time  to  time,  the  Fund  may  advertise   performance  data.  Fund
performance may be shown by presenting one or more performance measurements, including yield and effective yield.

     A quotation of yield reflects the Fund's income over a stated period expressed as a percentage of its share price. Yield is calculated by measuring the income generated by an investment in the Fund over a seven-day period (net of Fund expenses). This income is then annualized, that is, the amount of income generated by the investment over the seven-day period is assumed to be generated over each similar period each week throughout a full year and is shown as a percentage of the investment. The effective yield is calculated in a similar manner but, when annualized, the income earned by the investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect on the assumed reinvestment.

     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. The SEC yield should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

     The Fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Donoghue's Money Fund Average and Bank Rate Monitor National Index of 21/2-year CD rates. Fund performance may also be compared, on a relative basis, to the other funds in our fund family. This relative comparison, which may be based upon historical or expected fund performance, volatility or other fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

     All performance information advertised by the Fund is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.



                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

     The Fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

     The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page __.

HOW TO OPEN AN ACCOUNT

     To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

     The minimum investment is $2,500 ($1,000 for IRA accounts).

     The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on our retirement plans, which are available for individual investors or for those investing through their employers.

     Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants) you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

You may invest in the following ways:

By Mail

     Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

By Wire

     You may make your initial  investment by wiring funds. To do so, call us or
mail  a  completed   application  and  provide  your  bank  with  the  following information:

o    RECEIVING BANK AND ROUTING NUMBER:
     Commerce Bank, N.A. (101000019)

o    BENEFICIARY (BNF):
     American Century Services Corporation
     4500 Main St., Kansas City, Missouri 64111

o    BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
     2804918

o    REFERENCE FOR BENEFICIARY (RFB):
     American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o    ORIGINATOR TO BENEFICIARY (OBI):
     Name and address of owner of account into which you are investing.

o    BANK TO BANK INFORMATION
     (BBI OR FREE FORM TEXT):

o    Taxpayer identification or Social Security number

o If more than one account, account numbers and amount to be invested in each account.

o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

By Exchange

     Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page __ for more information on exchanges.

In Person

     If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

     4500 Main Street
     Kansas City, Missouri 64111

     1665 Charleston Road
     Mountain View, California 94043

     2000 S. Colorado Blvd.
     Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

     Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," page __) or by any of the methods below. The minimum investment requirement for subsequent investments: $250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

By Mail

     When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

By Telephone

     Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

By Online Access

     Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

By Wire

     You may make subsequent investments by wire. Follow the wire transfer instructions on page __ and indicate your account number.

In Person

     You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on page __.

AUTOMATIC INVESTMENT PLAN

     You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE
ACCOUNT TO ANOTHER

     As long as you meet any minimum investment requirements, you may exchange your Fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received if it is received before the fund's net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for the funds in American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page __.

     For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

By Mail

     You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

By Telephone

     You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page __) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

By Online Access

     You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

     We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

     Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

By Mail

     Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page __.

By Telephone

     If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

By Check-A-Month

     You may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you with a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

Other Automatic Redemptions

     You may elect to make redemptions automatically by authorizing us to send funds directly to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

     Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

     Redemption proceeds may be sent to you in one of the following ways:

By Check

     Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

By Wire and ACH

     You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

     Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN
LOW-BALANCE ACCOUNTS

     Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity to bring the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

     To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

o    redeeming more than $25,000; or

o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

     You may obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

     For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

     We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

     We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

     Our special investor services include:

Automated Information Line

     We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to Fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

Online Account Access

     You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your funds' daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

CheckWriting

     We offer CheckWriting as a service option for your account. CheckWriting allows you to redeem shares in your account by writing a draft ("check") against your account balance. (Shares held in certificate form may not be redeemed by check.) There is no limit on the number of checks you can write, but each one must be for at least $100.

When you write a check, you will continue to receive dividends on all shares until your check is presented for payment to our clearing bank. If you redeem all shares in your account by check, any accrued distributions on the redeemed shares will be paid to you in cash on the next monthly distribution date.

     If you want to add CheckWriting to an existing account that offers CheckWriting, contact us by telephone or mail for an appropriate form. For a new account, you may elect CheckWriting on your purchase application by choosing the "Full Services" option. CheckWriting is not available for any account held in an IRA or 403(b) plan.

     CheckWriting redemptions may only be made on checks provided by us. Currently, there is no charge for checks or for the CheckWriting service.

     We will return checks drawn on insufficient funds or on funds from investments made by means other than by wire within the previous 15 days. Neither the company nor our clearing bank will be liable for any loss or expenses associated with returned checks. Your account may be assessed a $15 service charge for checks drawn on insufficient funds.

     A stop payment may be ordered on a check written against your account. We will use reasonable efforts to stop a payment, but we cannot guarantee that we will be able to do so. If we are successful in fulfilling a stop-payment order, your account may be assessed a $15 fee.

Tax-Qualified Retirement Plans

     The Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

o    Individual Retirement Accounts ("IRA"s);

o 403(b) plans for employees of public school systems and non-profit organizations; or

o Profit sharing plans and pension plans for corporations and other employers.

     If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

     You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

     Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the Manager, they are of a size that would disrupt the management of the Fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

     At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

     With the exception of most automatic transactions and transactions by CheckWriting, each time you invest, redeem, transfer or exchange shares, we will send you a confirmation of the transactions. Transactions initiated by CheckWriting will be confirmed on a monthly basis. See the Investor Services Guide for more detail.

     Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

     No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

     Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

     Information   contained  in  our  Investor   Services   Guide  pertains  to
shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or through a financial intermediary.

     If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the Fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

     If you own or are considering purchasing Fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds that you are unable to obtain through your plan administrator or financial intermediary.

                      ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of the Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds except American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for Target Maturities is determined one hour prior to the close of the Exchange.

     Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment or redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

     Investments are considered received only when your check or wired funds are received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

     Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

     Investment and transaction instructions received by us on any business day by mail before the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

     If you invest in Fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the Fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the Fund's procedures or any contractual arrangement with the Fund or the Fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:

     Portfolio securities of the Fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

     Pursuant to a determination by the Fund's Board of Trustees and Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), portfolio securities of the Fund are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The yield of the Fund is published weekly in leading financial publications and daily in many local newspapers. The net asset values, as well as yield information on the Fund and all the other funds in the American Century family of funds, may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

     At the close of each day including Saturdays, Sundays and holidays, dividends are declared and credited (i.e., available for redemption) daily and distributed monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year.

     You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," page __. If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed (other than by CheckWriting), the distribution on the redeemed shares will be included with your redemption proceeds.

     The Fund does not expect to realize any long-term capital gains and, accordingly, does not expect to make any capital gains distributions.

     Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

TAXES

     The Fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.

TAX-DEFERRED ACCOUNTS

     If Fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the Fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

     Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

     If Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the Fund do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income.

     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a capital gain distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased.

     In January of the year following the distribution, if you own shares in a taxable account, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.

     Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to Fund shareholders when the Fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

     If you have not complied with certain provisions of the Internal Revenue Code, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

     Redemption of shares of the Fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

American Century-Benham Capital Preservation Fund is a diversified, open-end series of American Century Government Income Trust (the "Trust"), a Massachusetts business trust, formerly known as the Benham Government Income Trust. Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust.

     Acting pursuant to an investment management agreement entered into with the Trust, American Century Investment Management, Inc. (the "Manager") serves as the investment manager of the Fund. The Manager pays all the expenses of Capital Preservation except brokerage, taxes, interest, fees and expenses of the non-interested person Trustees (including counsel fees) and extraordinary expenses. Its principal place of business is 4500 Main Street, Kansas City, Missouri 64111. The Manager has been providing investment management services to investment companies and other clients since 1958.

     The Manager supervises and manages the investment portfolio of the Fund and directs the purchase and sale of its investment securities. It utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the Fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the Fund's portfolios and the Fund's asset mix as it deems appropriate in pursuit of the Fund's investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the Fund as necessary between team meetings.

     The portfolio manager members of the teams managing the Fund described in this Prospectus and their work experience for the last five years are as follows:

     BRIAN HOWELL has been primarily responsible for the day-to-day management of Capital Preservation and American Century-Benham Government Agency Money Market Fund since May, 1995. Mr. Howell joined the Manager in 1987 as a research analyst and was promoted to his current position in January 1994.

     DENISE TOBACCO has co-managed Capital Preservation and Government Agency since January, 1996. Ms. Tobacco joined the Manager in 1988, the Portfolio Department in 1991 and was promoted to her current position in 1995.

     The activities of the Manager are subject only to direction of the Trustees. Each series of the Trust (except Capital Preservation) pays the Manager a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying the Trust's average daily net assets to an investment advisory fee schedule.

     For the services provided to the Fund, the Manager receives an annual fee which is computed at 0.50% of average net assets of the Fund. The rate at which this fee is assessed is determined annually in a two-step process: First, a fee rate schedule is applied to the assets of all of the money market funds managed by the Manager (the "Investment Category Fee"). Second, a separate fee rate schedule is applied to the assets of all of the mutual funds managed by the Manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the annual fee payable by the Fund to the Manager. For the current fiscal year, the Investment Category Fee is 0.20% of average net assets of the Fund. The Complex Fee is 0.30% of the average net assets of the Fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.

     On the first business day of each month, the Fund pays a management fee to the Manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the Fund by the aggregate average daily closing value of the Fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

     The Fund and the Manager have adopted a Code of Ethics, which restricts personal investing practices by employees of the Manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Fund's portfolio obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund shareholders come before the interests of the people who manage the Fund.

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111 (the "transfer agent"), acts as transfer agent and dividend-paying agent for the Fund. The transfer agent provides facilities, equipment and personnel to the Fund and is paid for such services by the Manager. For administrative services provided to the Fund, the transfer agent is paid by the Manager out of its management fee.

     Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the Fund as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee programs. The Manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its management fee.

     Although there is no sales charge levied by the Fund, transactions in shares of the Fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the Fund or the Manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

     From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the Manager or its affiliates.

     The Manager and the transfer agent are both wholly owned by ACC. James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

     The Fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund's shares offered by this Prospectus. The Fund does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century Government Income Trust was organized as a Massachusetts business trust on July 24, 1985. The Trust is a diversified, open-end management investment company. The Trust's business and affairs are managed by its officers under the direction of Board of Trustees.

     The principal office of the Trust is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries made by mail should be directed to the address and phone numbers on the cover, or by phone to 1-800-345-2021 (international calls: 816-531-5575).

     The Fund is an individual series of the Trust which issues shares with no par value. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

     Each share is entitled to one vote. Matters affecting only one series are voted upon only by that series.

     Shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

     Unless required by the 1940 Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of members of the Board or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. The Trust will assist in the communication with other shareholders.

     WE RESERVE THE RIGHT TO CHANGE ANY OF THE POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

     THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF THE FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. THE FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.



P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9701           [recycled logo]
SH-BKT-6157       Recycled

                       STATEMENT OF ADDITIONAL INFORMATION

                            [american century logo]
                                    American
                                  Century(sm)

                               ________________, 1997


                          AMERICAN CENTURY INVESTMENTS


                              Capital Preservation
                                Government Agency
                               Short-Term Treasury
                           Intermediate-Term Treasury
                               Long-Term Treasury
                                    ARM Fund
                                    GNMA Fund
                           Inflation-Adjusted Treasury


                                 [front cover]


                       STATEMENT OF ADDITIONAL INFORMATION

                             ________________, 1997

                    AMERICAN CENTURY GOVERNMENT INCOME TRUST

     This Statement is not a prospectus but should be read in conjunction with the Funds' current Prospectuses dated ______________, 1997. The Funds' annual reports for the fiscal year ended March 31, 1996 are incorporated herein by reference. Please retain this document for future reference. To obtain the Prospectus, call American Century Investments toll-free at 1-800-345-2021 (international calls: 816-531-5575), or write P.O. Box 419200, Kansas City, Missouri 64141-6200.

                               TABLE OF CONTENTS

Investment Policies and Techniques........................................2
Investment Restrictions...................................................8
Portfolio Transactions...................................................14
Valuation of Portfolio Securities........................................14
Performance..............................................................15
Taxes....................................................................17
About the Trust..........................................................17
Trustees and Officers....................................................18
Investment Management....................................................19
Transfer and Administrative Services.....................................21
Distribution of Fund Shares..............................................22
Direct Fund Expenses.....................................................22
Expense Limitation Agreement.............................................22
Additional Purchase and Redemption
   Information...........................................................23
Other Information........................................................24

     NOTE: Throughout this document, Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury, ARM Fund, GNMA Fund and Inflation-Adjusted Treasury are referred to collectively as the "Variable-Price Funds. Capital Preservation and Government Agency are referred to as the "Money Market Funds".



INVESTMENT POLICIES AND TECHNIQUES

     The following pages provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.

REPURCHASE AGREEMENTS (VARIABLE-PRICE FUNDS)

     The Funds may engage in repurchase agreements collateralized by U.S. Treasury bills, notes, and bonds, or by mortgage-backed GNMA certificates, which are guaranteed by the Government National Mortgage Association and backed by the full faith and credit of the U.S. government.

     Repos may involve risks not associated with direct investments in U.S. government debt securities. If the seller fails to complete the terms of the agreement, the Fund may experience delays in recovering its cash or incur costs in the disposal of securities it has purchased under the agreement. The Fund could also suffer a loss if the securities decline in value before they can be sold in the open market.

     In a repurchase agreement (a "repo"), the Fund buys a security at one price and simultaneously agrees to sell it back to the seller at an agreed upon price on a specified date (usually within seven days from the date of purchase) or on demand. The repurchase price exceeds the purchase price by an amount that reflects an agreed upon rate of return and that is unrelated to the interest rate on the underlying security. Delay or losses could result if the other party to the agreement defaults or becomes bankrupt.

     Benham Management Corporation or American Century Investment Management, Inc., with respect to Capital Preservation, (the "Manager") attempts to minimize the risks associated with repurchase agreements by adhering to the following criteria:

(1) Limiting the securities acquired and held by a Fund underrepurchase agreements to U.S. government securities;

(2) Entering into repurchase agreements only with primary dealers in U.S. government securities (including bank affiliates) that are deemed to be creditworthy under guidelines established by a nationally recognized statistical rating organization (a "rating agency") and approved by the Funds' Board of Trustees;

(3) Monitoring the creditworthiness of all firms involved in repurchase agreement transactions;

(4) Requiring the seller to establish and maintain collateral equal to 102% of the agreed upon resale price, provided however that the Board of Trustees may determine that a broker-dealer's credit standing is sufficient to allow collateral to fall to as low as 101% of the agreed upon resale price before the broker-dealer deposits additional securities with the Funds' custodian;

(5) Investing no more than 10% of a Fund's total assets in repurchase agreements of more than seven days' duration (although the underlying securities usually will have longer maturities);

(6) Taking delivery of securities subject to repurchase agreements and holding them in a segregated account at the Funds' custodian bank.

     The Funds have received permission from the Securities and Exchange Commission (SEC) to participate in pooled repurchase agreements collateralized by U.S. government securities with other mutual funds advised by the Manager or its affiliates. Pooled repos are expected to increase the income a Fund can earn from repo transactions without increasing the risks associated with these transactions.

     Under the Investment Company Act of 1940 (the "1940 Act"), repos are considered to be loans.


WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS (ALL FUNDS)


     The Funds may engage in securities transactions on a when-issued or forward commitment basis, in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

     When purchasing securities on a when-issued or forward commitment basis, each Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Although a Fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

     In purchasing securities on a when-issued or forward commitment basis, a Fund will establish and maintain until the settlement date a segregated account consisting of cash, U.S. government securities, or other high-quality liquid debt securities in an amount sufficient to meet the purchase price. When the time comes to pay for such securities, the Fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

ROLL TRANSACTIONS (ALL FUNDS)

     A Fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a Fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as "dollar-rolls", "cash-and-carry", or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a Fund owns. The Fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the Fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security. As an operating policy, the Manager limits forward commitment transactions (including roll transactions) to 35% of a Fund's total assets and will not enter into when-issued or forward commitment transactions with settlement dates that exceed 120 days.

     In engaging in roll transactions, the Fund will maintain until the settlement date a segregated account consisting of cash, cash equivalents, or high-quality liquid securities in an amount sufficient to meet the purchase price, as described above.

INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES (EXCEPT CAPITAL PRESERVATION)

     Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indexes, those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index. Commonly used indexes include the three-month, six-month, and one-year Treasury bill rate; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

MASTER DEMAND NOTES (GOVERNMENT AGENCY ONLY)

     Government Agency may acquire variable-rate master demand notes issued by U.S. government agencies such as the Student Loan Marketing Association. Master demand notes allow the Fund to lend money at varying rates of interest under direct agreements with borrowers. The Fund may adjust the amount of money loaned under a master demand note daily or weekly up to the full amount specified in the agreement, and the borrower may prepay up to the full amount of the loan without penalty. Master demand notes may or may not be backed by bank letters of credit. Although, as direct agreements between lenders and borrowers, there is no secondary market for master demand notes, these instruments are redeemable (immediately repayable by the borrower) at par plus accrued interest at any time.

SECURITIES LENDING (ALL FUNDS EXCEPT INTERMEDIATE-TERM TREASURY)

     The Manager may seek approval from the Board of Trustees to engage in securities lending on behalf of the Funds. Such loans would be made with the intention of allowing the Funds to earn additional income. If a borrower defaulted on a securities loan, the lending Fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased in the meantime, the Fund could suffer a loss. To minimize the risk of default on securities loans, the Manager adheres to the following guidelines prescribed by the Board of Trustees:

(1) Type and Amount of Collateral. At the time a loan is made, the Fund must receive, from or on behalf of a borrower, collateral consisting of any combination of cash and full faith and credit U.S. government securities equal to not less than 102% of the market value of the securities loaned. Cash collateral received by a Fund in connection with loans of portfolio securities may be commingled by the Funds' custodian with other cash and marketable securities, provided that the loan agreement expressly allows such commingling.

(2) Additions to Collateral. Collateral must be marked to market daily, and the borrower must agree to add collateral to the extent necessary to maintain the 102% level specified in guideline (1) above. The borrower must deposit additional collateral no later than the business day following the business day on which a collateral deficiency occurs or collateral appears to be inadequate.

(3) Termination of Loan. The Fund must have the option to terminate a loan of portfolio securities at any time. The borrower must be obligated to redeliver the borrowed securities within the normal settlement period following receipt of the termination notice. The normal settlement period for U.S. government securities is typically two trading days.

(4) Reasonable Return on Loan. The borrower must agree that the Fund (a) will receive all dividends, interest, or other distributions on loaned securities and (b) will be paid a reasonable return on such loans either in the form of a loan fee or premium or from the retention by the Fund of part or all of the earnings and profits realized from the investment of cash collateral in full faith and credit U.S. government securities.

(5) Limitations on Percentage of Fund Assets on Loan. A Fund's loans may not exceed 331/3% of its total assets.

(6) Credit Analysis. As part of the regular monitoring procedures set forth by the Board of Trustees that the Manager follows to evaluate banks and broker-dealers in connection with, for example, repurchase agreements and municipal securities credit issues, the Manager will analyze and monitor the creditworthiness of all borrowers with which portfolio lending arrangements are contemplated or entered into.

MORTGAGE-BACKED SECURITIES (ARM FUND AND GNMA FUND)

     Background. A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

     Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest over the life of the security. However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments over the life of the security.

     Because the timing and speed of principal repayments vary, the cash flow on mortgage securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages, or default on their loans, the principal is distributed pro rata to investors.

     As with other fixed-income securities, the prices of mortgage securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

     A Fund may get back principal sooner than it expected because of accelerated prepayments. Under these circumstances, the Fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a Fund might miss an opportunity to earn interest at higher prevailing rates.

     Ginnie Mae Certificates. The Government National Mortgage Association (GNMA or Ginnie Mae) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes Ginnie Mae to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Administration under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. Ginnie Mae has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

     Ginnie Mae certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans; (b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

     Fannie Mae Certificates. The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

     Fannie Mae certificates represent a pro rata interest in one or more pools of FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a governmental agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

     Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments (at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the U.S. government.

     Freddie Mac Certificates. The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily Freddie Mac certificates.

     Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

     Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate. Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit of the U.S. government.

     Collateralized Mortgage Obligations (CMOs). A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMO's may be collateralized by (a) Ginnie Mae, Fannie Mae, or Freddie Mac pass-through certificates, (b) unsecuritized mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, or (d) any combination thereof.

     In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called "tranches." Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven, and twenty years.

     As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a "sequential pay" or "plain vanilla" CMO.

     Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

     The final tranche of a CMO often takes the form of a Z-bond, also known as an "accrual bond" or "accretion bond." Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

     As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

     The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche-known as a companion bond, support, or non-PAC bond--that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

     Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the London Interbank Offered Rate (LIBOR). Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments. "Super floaters" (which float a certain percentage above LIBOR) and "inverse floaters" (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

     Stripped Mortgage-Backed Securities (ARM Fund only). Stripped mortgage securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

     The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a Fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

     Adjustable-Rate Mortgage Loans (ARMs). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, twelve, thirteen, thirty-six, or sixty scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.

     ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.

     There are two types of indexes that provide the basis for ARM rate adjustments: those based on market rates and those based on a calculated measure, such as a cost of funds index or a moving average of mortgage rates.
Commonly utilized indexes include the one-year, three-year, and five-year constant maturity U.S. Treasury rates (as reported by the Federal Reserve Board); the three-month Treasury bill rate; the 180-day Treasury bill rate; rates on longer-term Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month, or one-year London Interbank Offered Rate (LIBOR); or six-month CD rates. Some indexes, such as the one-year constant maturity Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indexes, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

     The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California, and Nevada (the Federal Home Loan Bank Eleventh District) and who are member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.

     One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers. The median bid yields are used to construct a daily yield curve.

     The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

     The London Interbank Offered Rate Index (LIBOR) is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

     The Manager may invest in ARMs whose periodic interest rate adjustments are based on new indexes as these indexes become available.

ZERO-COUPON   SECURITIES  (SHORT-TERM  TREASURY,   INTERMEDIATE-TERM   TREASURY,
LONG-TERM TREASURY AND INFLATION-ADJUSTED TREASURY)

     Zero-coupon U.S. Treasury securities are the unmatured interest coupons and underlying principal portions of U.S. Treasury notes and bonds. Originally, these securities were created by broker-dealers who bought Treasury notes and bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the notes and bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and generic TRs (Treasury Receipts).

     The U.S. Treasury subsequently introduced a program called Separate Trading of Registered Interest and Principal of Securities (STRIPS). In this program, eligible securities may be presented to the U.S. Treasury and exchanged for their component parts, which are then traded in book-entry form. (Book-entry trading eliminated the bank credit risks associated with broker-dealer sponsored custodial receipt programs.) STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

     Principal and interest on bonds issued by the Resolution Funding Corporation (REFCORP) have also been separated and issued as stripped securities. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as "original issue zero-coupon securities."

OTHER INVESTMENT COMPANIES (CAPITAL PRESERVATION)

     The Fund may invest in securities issued by open and closed-end investment companies which are consistent with its investment objective and policies. Under the 1940 Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the Fund's net assets with respect to any one investment company and (c) 10% of the Funds net assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that the Fund bears directly in connection with its own operations.

INVESTMENT RESTRICTIONS

     The Funds' investment restrictions set forth below are fundamental and may not be changed without approval of a majority of the votes of shareholders of the Fund, as determined in accordance with the Investment Company Act of 1940.

Capital Preservation Fund may not:

1) With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or
     (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2)   Issue senior securities, except as permitted under the 1940 Act.

3) Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

4) Lend any security or make any other loan if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other parties, except, (a) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (b) by engaging in repurchase agreements with respect to portfolio securities.

5) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investment in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

6) Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

7) Act as underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

8) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

9)   Invest for purposes of exercising control over management.


Government Agency May not:

(1) Borrow money in excess of 331/3% of the market value of its total assets. The Fund may borrow from a bank as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, provided that immediately after any such borrowing there is an asset coverage of at least 300 per centum for all such borrowings. To secure any such borrowing, the Fund may pledge or hypothecate not in excess of 331/3% of the value of its total assets. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The Fund may also borrow money for temporary or emergency purposes from other funds or portfolios for which Benham Management Corporation is the investment advisor, or from a joint account of such funds or portfolios, as permitted by federal regulatory agencies.

(2)  Act as an underwriter of securities issued by others.

(3) Purchase, sell, or invest in real estate, commodities, commodity contracts, foreign exchange, or interests in oil, gas, or other mineral exploration or development programs, provided that this limitation shall not prohibit the purchase of U.S. government securities and other debt securities secured by real estate or interests therein.

(4)  Engage in any short-selling operations.

(5) Make loans to others, except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees or for the purchase of debt securities in accordance with the Fund's investment objective and policies.

(6) Purchase any equity securities in any companies, including warrants or bonds with warrants attached, or any preferred stocks, convertible bonds, or convertible debentures.

(7) Engage in margin transactions or in transactions involving puts, calls, straddles, or spreads.

(8) Invest in securities which are not readily marketable or the disposition of which is restricted under federal securities laws (collectively, "illiquid securities") if, as a result, more than 10% of the Fund's net assets would be invested in illiquid securities.

(9) Issue or sell any class of senior security as defined in the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued or delayed-delivery basis might be deemed such.

(10) Purchase or retain securities of any issuer if, to the knowledge of the Trust's management, those officers and Trustees of the Trust and of its investment advisor, who each own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

Short-Term Treasury may not:

(1) With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Issue senior securities, except as permitted under the Investment Company Act of 1940 and except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued or delayed-delivery basis might be deemed such.

(3) Borrow money, except for temporary or emergency purposes, and then only from a bank. Such borrowings may not exceed 331/3% of the Fund's total assets.

(4) Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in disposing of restricted securities.

(5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(6) Purchase or sell real estate unless acquired as result of ownership of securities or other instruments, provided that this limitation will not prohibit the Fund from purchasing U.S. government securities secured by real estate or interests therein.

(7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation will not prohibit the Fund from purchasing and selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

(8) Make loans, other than loans of portfolio securities pursuant to guidelines established by the Board of Trustees, provided that this restriction will not prohibit the Fund from purchasing debt securities in accordance with its investment objectives and policies. Loans, in the aggregate, will be limited to 331/3% of the Fund's total assets.

Intermediate-Term Treasury may not:

(1) Purchase the securities of any issuer other than the U.S. Treasury. This restriction shall not apply to repurchase agreements consisting of U.S. government securities or to purchases by the Fund of shares of other investment companies, provided that not more than 3% of such investment company's outstanding shares would be held by the Fund, not more than 5% of the value of the Fund's assets would be invested in shares of such company, and not more than 10% of the value of the Fund's assets would be invested in shares of investment companies in the aggregate.

(2)  Engage in any short-selling operations.

(3) Engage in margin transactions or in transactions involving puts, calls, straddles, or spreads.

(4) Purchase or sell real estate, commodities, or commodity contracts, or buy and sell foreign exchange.

(5) Purchase securities for which the Fund might be liable for further payment or liability.

(6) Invest in portfolio securities that the Fund may not be free to sell to the public without registration under the Securities Act of 1933 or the taking of similar actions under other securities laws relating to the sale of securities.

(7) Issue or sell any class of senior security, except to the extent that notes evidencing temporary borrowing might be deemed such.

(8) Lend money other than through the purchase of debt securities in accordance with its investment policy (this restriction does not apply to repurchase agreements).

(9) Borrow money except from a bank as a temporary measure to satisfy redemption requests, or for extraordinary or emergency purposes and then only in an amount not exceeding 331/3% of the market value of the Fund's total assets, so that immediately after any such borrowing there is an asset coverage of at least 300 per centum for all such borrowings. To secure any such borrowing, the Fund may not pledge or hypothecate in excess of 331/3% of the value of its total assets. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

Long-Term Treasury may not:

(1) With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

(2) Issue senior securities, except as permitted under the Investment Company Act of 1940 and except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued or delayed-delivery basis might be deemed such.

(3) Borrow money, except for temporary or emergency purposes, and then only from a bank. Such borrowings may not exceed 331/3% of the Fund's total assets.

(4) Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in disposing of restricted securities.

(5) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

(6) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this limitation will not prohibit the Fund from purchasing U.S. government securities secured by real estate or interests therein.

(7) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation will not prohibit the Fund from purchasing and selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

(8) Make loans, other than loans of portfolio securities pursuant to guidelines established by the Board of Trustees, provided that this restriction will not prohibit the Fund from purchasing debt securities in accordance with its investment objectives and policies. Loans, in the aggregate, will be limited to 331/3% of the Fund's total assets.

ARM Fund may not:

(1) Borrow money in excess of 331/3% of the market value of its total assets, and then only from a bank and as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, and provided that immediately after any such borrowing there is an asset coverage of at least 300 per centum for all such borrowings. To secure any such borrowing, the Fund may pledge or hypothecate not in excess of 331/3% of the value of its total assets. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(2)  Act as an underwriter of securities issued by others.

(3) Purchase, sell, or invest in real estate, commodities, commodity contracts, foreign exchange, or interests in oil, gas, or other mineral exploration or development programs, provided that this limitation shall not prohibit the purchase of U.S. government securities and other debt securities secured by real estate or interests therein.

(4)  Engage in any short-selling operations.

(5) Make loans to others, except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees or for the purchase of debt securities in accordance with the Fund's investment objective and policies.

(6) Purchase any equity securities in any companies, including warrants or bonds with warrants attached, or any preferred stocks, convertible bonds, or convertible debentures.

(7) Engage in margin transactions or in transactions involving puts, calls, straddles, or spreads.

(8) Invest in securities that are not readily marketable or the disposition of which is restricted under federal securities laws (collectively, "illiquid securities") if, as a result, more than 10% of the Fund's net assets would be invested in illiquid securities.

(9) Issue or sell any class of senior security as defined in the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued or delayed-delivery basis might be deemed such.

(10) Acquire or retain the securities of any other investment company if, as a result, more than 3% of such investment company's outstanding shares would be held by the Fund, more than 5% of the value of the Fund's assets would be invested in shares of such investment company, or more than 10% of the value of the Fund's assets would be invested in shares of investment companies in the aggregate, or except in connection with a merger, consolidation, acquisition, or reorganization.

(11) Purchase or retain securities of any issuer if, to the knowledge of the Trust's management, those officers and Trustees of the Trust and of its investment advisor who each own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such securities.

GNMA Fund may not:

(1) Borrow money in excess of 331/3% of the market value of its total assets, and then only from a bank and as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, and provided that immediately after any such borrowing there is an asset coverage of at least 300 per centum for all such borrowings. To secure any such borrowing, the Fund may pledge or hypothecate not in excess of 331/3% of the value of its total assets. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(2)  Act as an underwriter of securities issued by others.

(3) Purchase, sell, or invest in real estate, commodities, commodity contracts, foreign exchange, or interests in oil, gas, or other mineral exploration or development programs, provided that this limitation shall not prohibit the purchase of U.S. government securities and other debt securities secured by real estate or interests therein.

(4)  Engage in any short-selling operations.

(5) Make loans to others, except for the lending of portfolio securities pursuant to guidelines established by the Board of Trustees or for the purchase of debt securities in accordance with the Fund's investment objective and policies.

(6) Purchase any equity securities in any companies, including warrants or bonds with warrants attached, or any preferred stocks, convertible bonds, or convertible debentures.

(7) Engage in margin transactions or in transactions involving puts, calls, straddles, or spreads.

(8) Invest in securities that are not readily marketable or the disposition of which is restricted under federal securities laws (collectively, "illiquid securities") if, as a result, more than 10% of the Fund's net assets would be invested in illiquid securities.

(9) Issue or sell any class of senior security as defined in the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued or delayed-delivery basis might be deemed such.

(10) Acquire or retain the securities of any other investment company except in connection with a merger, consolidation, acquisition, or reorganization.

(11) Purchase or retain securities of any issuer if, to the knowledge of the Trust's management, those officers and Trustees of the Trust and of its investment advisor who each own beneficially more than 0.5% of the outstanding securities of such issuer together own beneficially more than 5% of such securities.

Inflation-Adjusted Treasury may not:

(1) With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in securities of that issuer, or it would hold more than 10% of the outstanding voting securities of that issuer.

(2)  Issue senior securities, except as permitted under the 1940 Act.

(3) Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 331/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 331/3% limitation.

(4) Lend any security or make any other loan if, as a result, more than 331/3% of the Fund's total assets would be lent to other parties, except, (a) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (b) by engaging in repurchase agreements with respect to portfolio securities.

(5) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investment in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

(6) Act as underwriter of securities issued by others, except to the extent that the Fund may be considered as underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

(7) Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

     Some of the Funds are also subject to the following restrictions that are not fundamental and may therefore be changed by the Board of Trustees without shareholder approval.

Capital Preservation Fund may not:

a) Lend assets other than securities to other parties, except by (a) lending money (up to 5% of the Fund's net assets) to a registered investment company or portfolio for which its investment advisor or an affiliate serves as investment advisor or (b) acquiring loans, loan participation, or other forms of direct debt instruments and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

b) Purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

c) Purchase any security or enter into a repurchase agreement if, as a result, more than 10% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

d) Except in connection with a merger, consolidation, acquisition, or reorganization, invest in the securities of other investment companies, including investment companies advised by the Manager, if, immediately after such purchase or acquisition, more than 10% of the value of the Fund's total assets would be invested in such securities.

e) Invest in securities of an issuer that, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities.

f) Purchase warrants, valued at the lower of cost or market, in excess of 10% of the Fund's net assets. Included in that amount but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

g) Invest in oil, gas or other mineral exploration or development programs or leases.

h) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transaction in futures contracts and options are not deemed to constitute selling securities short.

i) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

j) Purchase the securities of any issuer if, to the knowledge of the Fund's management, those officers and directors of the Fund and of its investment advisor, who each own beneficially more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such issuer's securities.

Government Agency may not:

(a)  Invest in oil, gas, or other mineral leases.

Short-Term Treasury may not:

(a) Engage in any short-selling operations, provided that transactions in futures and options will not constitute selling securities short.

(b) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts will not constitute purchasing securities on margin.

(c) Purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(d)  Purchase restricted securities.

(e) Invest in securities that are not readily marketable or the disposition of which is restricted under federal securities laws (collectively, "illiquid securities") if, as a result, more than 10% of the Fund's net assets would be invested in illiquid securities.

(f) Purchase or sell futures contracts or put or call options, provided that this restriction will not apply to options attached to, or acquired or traded together with, their underlying securities; nor will it apply to
     securities  that  incorporate   features  similar  to  options  or  futures
     contracts.

(g) Purchase the securities of other investment companies except in the open market where no commission except the ordinary broker's commission is paid or purchase securities issued by other open-end investment companies, provided that this restriction will not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

(h) Purchase any equity securities, including warrants or bonds with warrants attached, or any preferred stocks, convertible bonds, or convertible debentures.

(i) Invest in oil, gas, or other mineral exploration or development programs or leases.

(j) Purchase securities of any issuer if, to the knowledge of the Fund's investment advisor, those Trustees and officers of the Trust and those Trustees and officers of the investment advisor who individually own more than 0.5% of the outstanding securities of such issuer, together own

(k) Invest more than 15% of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation and securities of issuers which are restricted as to disposition (including 144A securities).

Long-Term Treasury may not:

(a) Engage in any short-selling operations, provided that transactions in futures and options will not constitute selling securities short.

(b) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts will not constitute purchasing securities on margin.

(c) Purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(d) Invest in securities that are not readily marketable or the disposition of which is restricted under federal securities laws (collectively, "illiquid securities") if, as a result, more than 10% of the Fund's net assets would be invested in illiquid securities.

(e) Purchase or sell futures contracts or put or call options, provided that this restriction will not apply to options attached to, or acquired or traded together with, their underlying securities; nor will it apply to
     securities  that  incorporate   features  similar  to  options  or  futures
     contracts.

(f) Purchase the securities of other investment companies except in the open market where no commission except the ordinary broker's commission is paid or purchase securities issued by other open-end investment companies, provided that this restriction will not apply to securities received as dividends, through offers of exchange, or as a result of a reorganization, consolidation, or merger.

(g) Purchase any equity securities, including warrants or bonds with warrants attached, or any preferred stocks, convertible bonds, or convertible debentures.

(h) Invest in oil, gas, or other mineral exploration or development programs or leases.

(i) Purchase securities of any issuer if, to the knowledge of the Fund's investment advisor, those Trustees and officers of the Trust, and those Trustees and officers of the investment advisor who individually own more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such issuer's securities.

(j) Invest more than 15% of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three year's continuous operation and securities of issuers which are restricted as to disposition (including 144A securities).

(k)  Purchase restricted securities.

ARM Fund may not:

(a)  Invest in oil, gas, or other mineral leases.

Inflation-Adjusted Treasury may not:

(a) Lend assets other than securities to other parties, except by (a) lending money (up to 5% of the Fund's net assets) to a registered investment company or portfolio for which its investment advisor or an affiliate serves as investment advisor or (b) acquiring loans, loan participation, or other forms of direct debt instruments and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

(b) Sell securities short, unless its owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transaction in futures contracts and options are not deemed to constitute selling securities short.

(c) Purchase any security while borrowings representing more than 5% of its total assets are outstanding.

     Unless otherwise indicated, with the exception of the percentage limitation on borrowing, percentage limitations included in the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

PORTFOLIO TRANSACTIONS

     Each Fund's assets are invested by the Manager in a manner consistent with the Fund's investment objectives, policies, and restrictions, and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Manager is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Funds.

     In placing orders for the purchase and sale of portfolio securities, the Manager will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The Manager will select broker-dealers to execute portfolio transactions on behalf of the Funds solely on the basis of best price and execution.

     U.S. government securities generally are traded in the over-the-counter market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between the prices is known as a spread.

     On behalf of the Funds, the Manager transacts in round lots ($100,000 to $10 million or more) whenever possible. Since commissions are not charged for round-lot transactions of U.S. Treasury securities, the Funds' transaction costs consist solely of custodian charges and dealer mark-ups. Each Fund may hold its portfolio securities to maturity or sell or swap them for others, depending upon the level and slope of, and anticipated changes in, the yield curve. The Funds paid no brokerage commissions during the fiscal year ended March 31, 1996.

     The portfolio turnover rates for each of the Variable-Price Funds (except for Inflation-Adjusted Treasury) appear in the Financial Highlights appearing in the Prospectus. The portfolio turnover rate the Inflation-Adjusted Treasury is not expected to exceed ____%.


VALUATION OF PORTFOLIO SECURITIES

     Each Fund's net asset value per share ("NAV") is calculated as of the close of business of the New York Stock Exchange (the "Exchange"), usually at 3:00 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1997: New Year's Day (observed), Presidents` Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas (observed). Although the Funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

     Each Fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding. Expenses and interest on portfolio securities are accrued daily.

     Securities held by the Money Market Funds are valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in a Fund's yield. During periods of declining interest rates, for example, the daily yield on Fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

     The amortized cost valuation method is permitted in accordance with Rule 2a-7 under the 1940 Act. Under the Rule, funds such as Capital Preservation and Government Agency, holding themselves out as money market funds, must adhere to certain quality and maturity criteria. In particular, such a fund must limit its investments to U.S. dollar-denominated instruments that are determined by its board of directors or trustees to present minimal credit risks and that are (a) high-grade obligations rated in accordance with applicable rules in one of the two highest rating categories for short-term obligations by at least two rating agencies (or by one if only one has rated the obligation), or (b) unrated obligations judged by the advisor, under the direction of the fund's board of directors or trustees, to be of comparable quality. Further, pursuant to Rule 2a-7, a money market fund must maintain a dollar weighted average portfolio maturity of 90 days or less and may not purchase instruments with remaining maturities in excess of 397 days.

     The Board of Trustees has established procedures designed to stabilize the Money Market Funds' NAVs at $1.00 per share to the extent reasonably possible. These procedures require the Trust's Chief Financial Officer to notify the Trustees immediately if, at any time, Capital Preservation or Government Agency's weighted average maturity exceeds 90 days or 60 days, respectively, or if either Money Market Fund's NAV, as determined by using available market quotations, deviates from its amortized cost per share by .25% or more. If such deviation exceeds .40%, a meeting of the Board of Trustees' audit committee will be called to consider what action, if any, should be taken. If such deviation exceeds .50%, the Fund's Chief Financial Officer is instructed to adjust daily dividend distributions immediately to the extent necessary to reduce the deviation to .50% or lower and to call a meeting of the Board of Trustees to consider further action.

     Actions the Board of Trustees may consider under these circumstances include but are not limited to: (a) selling portfolio securities prior to maturity; (b) withholding dividends or distributions from capital; (c) authorizing a one-time dividend adjustment; (d) discounting share purchases and initiating redemptions in kind; or (e) valuing portfolio securities at market for purposes of calculating NAV.

     Most securities held by the Variable-Price Funds are valued at current market value as provided by an independent pricing service. Other securities are priced at fair value as determined in good faith pursuant to guidelines established by the Funds' Board of Trustees.

PERFORMANCE

     A Fund may quote performance in various ways. Historical performance information will be used in advertising and sales literature and is not indicative of future results. A Fund's share price, yield and return will vary with changing market conditions.

     For the Money Market Funds, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying it by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

     Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

Effective Yield = [(Base-Period Return + 1)365/7] - 1

     Each Money Market Fund's yield for the seven-day period ended September 30, 1996 is indicated in the following table.

Fund                  Yield         Effective Yield
---------------------------------------------------
Capital Preservation   4.73%            4.85%
Government Agency      4.78             4.89

     For the Variable-Price Funds, yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing the Fund's net investment income by its share price on the last day of the period, according to the following formula:

     YIELD = 2 [(a - b + 1)6 - 1]
                 -----
                     cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     Each Variable-Price Fund's yield for the 30-day period ended September 30, 1996, is indicated in the following table.

Fund                                     30-day Yield
-----------------------------------------------------
Short-Term Treasury                          5.70%
Intermediate-Term Treasury                   6.20
Long-Term Treasury                           6.54
ARM Fund                                     5.58
GNMA Fund                                    7.04
-----------------------------------------------------

     Total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's NAV during the period.

     Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the Funds' performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to actual year-to-year performance.

     The Funds' average annual returns for the one-year, five-year, ten-year, and life-of-fund periods ended September 30, 1996, are indicated in the following table.

                                 Average Annual Total Returns
--------------------------------------------------------------------------------
                                                                       Life-of-
Fund                         One-Year    Five-Years     Ten-Years         Fund
--------------------------------------------------------------------------------
Capital Preservation 1         4.92%        3.95%          5.35%          5.34%
Government Agency 2            5.01         4.05            N/A           4.96
Short-Term Treasury3           4.64          N/A            N/A           4.37
Intermediate-Term
   Treasury4                   4.81         6.33           6.81           8.85
Long-Term Treasury3            1.78          N/A            N/A           6.66
ARM Fund5                      5.74         4.60            N/A           4.76
GNMA Fund6                     5.06         6.91           8.32           8.81
--------------------------------------------------------------------------------
1 Commenced operations on October 13, 1972.
2 Commenced operations on December 5, 1989.
3 Commenced operations on September 8, 1992.
4 Commenced operations on May 16, 1980.
5 Commenced operations on September 3, 1991.
6 Commenced operations on September 23, 1985.

     In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Performance information may be quoted numerically or in a table, graph, or similar illustration.

     The Funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Funds may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

     The Funds' shares are sold without a sales charge (or load). No-load funds offer an advantage to investors when compared to load funds with comparable investment objectives and strategies.

TAXES

FEDERAL INCOME TAX

     Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, each Fund will not incur federal or state income taxes on its net investment income and on its net realized capital gains to the extent distributed as dividends to shareholders.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (a) at least 98% if its ordinary income (not taking into account any capital gains or losses) for the calendar year, (b) at least 98% of its capital gains in excess of capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31st of the calendar year, and (c) all ordinary income and capital gains for previous years that were not distributed during such years.

     Under the Code, dividends derived from interest, and any short-term capital gains, are federally taxable to shareholders as ordinary income, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions made from a Fund's net realized long-term capital gains (if any) and designated as capital gain dividends are taxable to shareholders as long-term capital gains, regardless of the length of time shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions from the Funds. A distribution will be treated as paid on December 31st of a calendar year if it is declared by a Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

     Upon redeeming, selling, or exchanging shares of a Variable-Price Fund, a shareholder will realize a taxable gain or loss depending upon his or her basis in the shares liquidated. The gain or loss generally will be long-term or short-term depending on the length of time the shares were held. However, a loss recognized by a shareholder in the disposition of shares on which capital gain dividends were paid (or deemed paid) before the shareholder had held his or her shares for more than six months would be treated as a long-term capital loss for tax purposes to the extent of capital gain dividends paid (or deemed paid).

     As of March 31, 1996, capital loss carryovers were as follows: $7,505,846 (Intermediate-Term Treasury), $857,191 (Long-Term Treasury), $69,205,630 (ARM
Fund), and $23,041,420 (GNMA Fund). All loss carryovers will expire during the period March 31, 2000, through March 31, 2004. A Fund will not make capital gain distributions to its shareholders until all of its capital loss carryovers have been offset or expired.

     The Funds may invest in obligations issued at a discount. In that case, a portion of the discount element generally is included in the Fund's investment company taxable income in each taxable period in which the obligation is held. Such amounts are subject to the Fund's tax-related distribution requirements even if not received by the Fund in cash in that period.

     Dividends paid by Government Agency, Short-Term Treasury, Intermediate-Term Treasury, Long-Term Treasury and Inflation-Adjusted Treasury are exempt from state personal income taxes in all states to the extent these Funds derive their income from debt securities of the U.S. government, whose interest payments are state tax-exempt.

     The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences. The Funds' distributions may also be subject to state, local, or foreign taxes. To determine whether a Fund is a suitable investment based on his or her tax situation, a prospective investor may wish to consult a tax advisor.

ABOUT THE TRUST

     American Century Government Income Trust (the "Trust"), formerly known as Benham Government Income Trust, is a registered open-end management investment company that was organized as a Massachusetts business trust on July 24, 1985. Currently, there are eight series of the Trust as follows: American Century - Benham Capital Preservation Fund, American Century - Benham Government Agency Money Market Fund (formerly known as Benham Government Agency Fund), American Century - Benham Short-Term Treasury Fund (formerly known as Benham Short-Term Treasury and Agency Fund), American Century - Benham Intermediate-Term Treasury Fund (formerly known as Benham Treasury Note Fund), American Century - Benham Long-Term Treasury Fund (formerly known as Benham Long-Term Treasury and Agency
Fund), American Century - Benham Adjustable Rate Government Securities Fund (formerly known as Benham Adjustable Rate Government Securities Fund), American Century - Benham GNMA Fund (formerly known as Benham GNMA Income Fund), and American Century - Benham Inflation-Adjusted Treasury Fund. The Board of Trustees may create additional series from time to time.

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (funds). Shares issued are fully paid and nonassessable when issued and have no preemptive, conversion, or similar rights. Funds are transferable without restriction.

     Each series votes separately on matters affecting that series exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all series') outstanding shares may elect a Board of Trustees. The Trust has instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar value of your investment. The election of Trustees is determined by the votes received from all Trust shareholders, without regard to whether a majority of shareholders of any one series voted in favor of a particular nominee or all nominees as a group. Shares of each series have equal rights as to dividends and distributions declared by the series and in the net assets of such series upon its liquidation or dissolution.

     Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss because of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.

     Custodian Banks: Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, New York 11245 and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64106, serve as custodians of the Funds' assets. Services provided by the custodian banks include (a) settling portfolio purchases and sales, (b) reporting failed trades, (c) identifying and collecting portfolio income, and
(d) providing safekeeping of securities. The custodians take no part in determining the Funds' investment policies or in determining which securities are sold or purchased by the Fund.

     Independent Auditors: KPMG Peat Marwick LLP, 1000 Walnut, Suite 1600, Kansas City, Missouri 64106, serves as the Trust's independent auditors and provides services including the audit of annual financial statements.

TRUSTEES AND OFFICERS

     The Trust's activities are overseen by a Board of Trustees, including six independent Trustees. The individuals listed below whose names are marked by an asterisk (*) are "interested persons" of the Trust (as defined in the Investment Company Act of 1940) by virtue of, among other considerations, their affiliation with either the Trust; the Trust's investment advisor, Benham Management
Corporation; the Trust's agent for transfer and administrative services, American Century Services Corporation (ACS); the Trust's distribution agent, American Century Investment Services, Inc. (ACIS); their parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; or other funds advised by the Manager. Each Trustee listed below serves as Trustee or Director of other funds advised by the Manager. Unless otherwise noted, a date in parentheses indicates the date the Trustee or officer began his or her service in a particular capacity. The Trustees' and officers' address with the exception of Mr. Stowers and Ms. Roepke is 1665 Charleston Road, Mountain View, California 94043. The address of Mr. Stowers and Ms. Roepke is 4500 Main Street, Kansas City, Missouri 64111.

TRUSTEES

     *James M. Benham, Chairman of the Board of Trustees (1985), President and Chief Executive Officer (1996). Mr. Benham is also President and Chairman of the Board of the Manager (1971), and a member of the Board of Governors of the Investment Company Institute (1988). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

     Albert A. Eisenstat, independent Trustee (1995). Mr. Eisenstat is an independent Director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as Vice President of Corporate Development and Corporate Secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

     Ronald J. Gilson, independent Trustee (1995); Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University School of Law (1992); counsel to Marron, Reid & Sheehy (a San Francisco law firm, 1984).

     Myron S. Scholes, independent Trustee (1985). Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983) and a Director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a Managing Director of Salomon Brothers Inc. (securities brokerage).

     Kenneth E. Scott, independent Trustee (1985). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a Director of RCM Capital Funds, Inc. (1994).

     Isaac Stein, independent Trustee (1992). Mr. Stein is former Chairman of the Board (1990 to 1992) and Chief Executive Officer (1991 to 1992) of Esprit de Corp. (clothing manufacturer). He is a member of the Board of Raychem Corporation (electrical equipment, 1993), President of Waverley Associates, Inc. (private investment firm, 1983), and a Director of ALZA Corporation (pharmaceuticals, 1987). He is also a Trustee of Stanford University (1994) and Chairman of Stanford Health Services (hospital, 1994).

     *James E. Stowers , Trustee (1995). Mr. Stowers is President, Chief Executive Officer and Director of ACC, ACS and ACIS.

     Jeanne D. Wohlers, independent Trustee (1985). Ms. Wohlers is a private investor and an independent Director and Partner of Windy Hill Productions, LP. Previously, she served as Vice President and Chief Financial Officer of Sybase, Inc. (software company, 1988 to 1992).

OFFICERS

     *James M. Benham, President and Chief Executive Officer (1996).

     *William  M.  Lyons,  Executive  Vice  President  (1996);   Executive  Vice
President, Chief Operating Officer, General Counsel and Secretary of the Manager, ACS, and ACIS.

     *Douglas A. Paul, Secretary (1988), Vice President (1990), and General Counsel (1990); Secretary and Vice President of the funds advised by the Manager.

     *C. Jean Wade, Controller (1996).

     *Maryanne Roepke, CPA, Chief Financial Officer and Treasurer (1995); Vice President and Assistant Treasurer of ACS.

     The table on the next page summarizes the compensation that the Trustees of the Funds received for the Funds' fiscal year ended March 31, 1996, as well as the compensation received for serving as a Director or Trustee of all other funds advised by the Manager.

     As of January 31, 1997, the Trust's officers and Trustees, as a group, owned less than 1% of the outstanding shares of each Fund.



TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED MARCH 31, 1996

                           Aggregate                     Pension or Retirement           Estimated            Total Compensation
     Name of             Compensation                  Benefits Accrued As Part       Annual Benefits      From Each Fund and Fund
    Trustee(1)          From Each Fund(2)                   of Fund Expenses           Upon Retirement   Complex(3) Paid to Trustees
------------------------------------------------------------------------------------------------------------------------------------
Albert Eisenstat     $1,619  (Capital Preservation)           Not Applicable               Not Applicable            $29,500
                        267  (Government Agency)
                         20  (Short-Term)
                        165  (Intermediate-Term)
                         55  (Long-Term)
                        165  (ARM)
                        593  (GNMA)
Ronald J. Gilson     $8,759  (Capital Preservation)           Not Applicable               Not Applicable            $79,833
                      1,450  (Government Agency)
                        885  (Short-Term)
                      1,222  (Intermediate-Term)
                        929  (Long-Term)
                      1,252  (ARM)
                      2,178  (GNMA)
Myron S. Scholes    $10,740  (Capital Preservation)           Not Applicable               Not Applicable            $69,500
                      1,776  (Government Agency)
                      1,066  (Short-Term)
                      1,492  (Intermediate-Term)
                      1,110  (Long-Term)
                      1,549  (ARM)
                      2,683  (GNMA)
Kenneth E. Scott    $12,282  (Capital Preservation)          Not Applicable                Not Applicable            $75,773
                      2,032  (Government Agency)
                      1,084  (Short-Term)
                      1,649  (Intermediate-Term)
                      1,169  (Long-Term)
                      2,702  (ARM)
                      3,258  (GNMA)
Ezra Solomon        $10,654  (Capital Preservation)          Not Applicable                Not Applicable            $70,249
                      1,765  (Government Agency)
                      1,060  (Short-Term)
                      1,481  (Intermediate-Term)
                      1,118  (Long-Term)
                      1,523  (ARM)
                      2,661  (GNMA)
Isaac Stein         $10,842  (Capital Preservation)          Not Applicable                Not Applicable            $70,500
                      1,791  (Government Agency)
                      1,068  (Short-Term)
                      1,503  (Intermediate-Term)
                      1,120  (Long-Term)
                      1,557  (ARM)
                      2,727  (GNMA)
Jeanne D. Wohlers   $11,033  (Capital Preservation)          Not Applicable                Not Applicable            $71,250
                      1,825  (Government Agency)
                      1,069  (Short-Term)
                      1,521  (Intermediate-Term)
                      1,127  (Long-Term)
                      1,571  (ARM)
                      2,799  (GNMA)
------------------------------------------------------------------------------------------------------------------------------------

1    Interested Trustees receive no compensation for their services as such.

2 For the Fiscal year ended March 31, 1996, Capital Preservation paid fees to the Trustees as an investment portfolio in American Century Capital
     Preservations Fund, Inc., registered investment company within the fund complex, as described in footnote 3 below.

3 American Century family of funds includes nearly 70 no-load mutual funds in 16 registered investment companies.



INVESTMENT MANAGEMENT

     The Funds (except for Capital Preservation) have an investment advisory agreement with Benham Management Corporation dated June 1, 1995, that was approved by shareholders on May 31, 1995. Capital Preservation has an investment management agreement with American Century Investment Management, Inc. (ACIM) dated __________, 1997.

     Benham Management Corporation is a California corporation and became a wholly owned subsidiary of ACC on June 1, 1995. Benham Management Corporation has served as investment advisor to the Funds since each Fund's inception. Effective ________, 1997, ACIM will provide investment management services to Capital Preservation. ACC is a holding company that owns all of the stock of the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the American Century family of funds. James E. Stowers, Jr. controls ACC by virtue of his ownership of a majority of its common stock. Benham Management Corporation has been a registered investment advisor since 1971.

     Each Fund's investment agreement with its Manager continues for an initial period of two years and thereafter from year to year provided that, after the initial two year period, it is approved at least annually by vote of a majority of the Fund's shareholders or by vote of either a majority of the Trust's Trustees, including a majority of those Trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

     Each Fund's investment agreement is terminable on sixty days' written notice, either by the Fund or by its Manager, to the other party, and terminates automatically in the event of its assignment.

     Pursuant to the investment agreements, the Managers provide each Fund with investment advice and portfolio management services in accordance with each Fund's investment objectives, policies, and restrictions. The Managers determine what securities will be purchased and sold by a Fund and assist the Trust's officers in carrying out decisions made by the Board of Trustees. For these services, each Fund with the exception of Capital Preservation pays the Manager a monthly investment advisory fee based on a percentage of the Trust's average daily net assets to the following investment advisory fee schedule:

     .50% of the first $100 million
     .45% of the next $100 million
     .40% of the next $100 million
     .35% of the next $100 million
     .30% of the next $100 million
     .25% of the next $1 billion
     .24% of the next $1 billion
     .23% of the next $1 billion
     .22% of the next $1 billion
     .21% of the next $1 billion
     .20% of the next $1 billion; and
     .19% of average daily net assets over $6.5 billion.

     The Manager pays all the expenses of Capital Preservation except brokerage, taxes, interest, fees and expenses of the non-interested person Trustees (including counsel fees) and extraordinary expenses.

     For the services provided to Capital Preservation, the Manager receives an annual fee which is computed at 0.50% of average net assets of the Fund. The rate at which this fee is assessed is determined annually in a two-step process:
First, a fee rate schedule is applied to the assets of all of the money market funds managed by the Manager (the "Investment Category Fee"). Second, a separate fee rate schedule is applied to the assets of all of the mutual funds managed by the Manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the annual fee payable by Capital Preservation to the Manager. For the current fiscal year, the Investment Category Fee is 0.20% of average net assets of Capital Preservation. The Complex Fee is 0.30% of the average net assets of Capital Preservation. The computation of these fees is described below.

Calculation of the Investment Category Fee (Capital Preservation)

    The Investment Category Fee is calculated based on the following schedule

         Investment Category Assets Under
         Management                                    Fee Rate
         First $1 billion                               0.2700%
         Next $1 billion                                0.2270%
         Next $3 billion                                0.1860%
         Next $5 billion                                0.1690%
         Next $15 billion                               0.1580%
         Next $25 billion                               0.1575%
         Assets greater than $50 billion                0.1570%

     The calculation of the Investment Category Fee is based on applying the schedule above to the assets of the funds managed by the Manager within its Investment Category. There are three Investment Categories: Bond Funds, Equity Funds and Money Market Funds. The funds included within an Investment Category are all of the open-end investment companies managed by the Manager and distributed by American Century Investment Services, Inc. Private label funds and non-investment company clients are excluded from the asset base for calculation of the fees for the funds.

     To calculate a particular  fund's fee, the fund's  Investment  Category Fee schedule is applied to the total assets within the Investment Category. The fund's fee is its pro rata share of the resulting fee.

Calculation of  the  Complex  Fee  (Capital  Preservation)

         The Complex Fee is calculated based on the following schedule:

             Complex Assets Under Management             Fee Rate
             First $2.5 billion                           0.3100%
             Next $7.5 billion                            0.3000%
             Next $15.0 billion                           0.2985%
             Next $25.0 billion                           0.2970%
             Next $50.0 billion                           0.2960%
             Next $100.0 billion                          0.2950%
             Next $100.0 billion                          0.2940%
             Next $200.0 billion                          0.2930%
             Next $250.0 billion                          0.2920%
             Next $500.0 billion                          0.2900%

     The calculation of the Investment Category Fee is based on applying the schedule above to the assets of all of the funds managed by the Manager in the three Fund Type categories. To calculate a particular fund's Complex Fee, the Complex Fee schedule is applied to the total complex assets. The fund's fee is its pro rata share of the resulting fee.

     On the first business day of each month, Capital Preservation pays a management fee to the Manager for the previous month at the specified annual rate. The fee for the previous month is calculated by multiplying the applicable fee for Capital Preservation by the aggregate average daily closing value of the Fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

     Investment advisory fees paid by each Fund to the Manager for the fiscal years ended March 31, 1996, 1995 and 1994, are indicated in the following table. Fee amounts are net of reimbursements as described below:

                          Investment Advisory Fees*
--------------------------------------------------------------------------------
                              Fiscal               Fiscal              Fiscal
Fund                           1996                 1995                1994
--------------------------------------------------------------------------------
Capital Preservation        $8,039,420          $7,631,805          $7,677,592
Government Agency            1,104,214           1,014,951           1,073,248
Short-Term Treasury            118,721              60,440              11,846
Intermediate-Term
   Treasury                    867,876             875,087           1,020,441
Long-Term Treasury             174,665              33,915               7,598
ARM Fund                       971,274           1,646,614           3,282,058
GNMA Fund                    2,980,327           2,807,230           3,322,727
--------------------------------------------------------------------------------
*Net of Reimbursements

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, (ACS) acts as transfer, administrative services and dividend paying agent for the Funds. ACS provides facilities, equipment and personnel to the Funds and is paid for such services by the Fund with the exception of Capital Preservation. For Capital Preservation, the Manager pays for such services. For administrative services, each Fund (except Capital Preservation) pays ACS a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the Funds advised by the Manager to the following administrative fee rate schedule:

Group Assets                                   Administrative Fee Rate
--------------------------------------------------------------------------------
up to $4.5 billion                                        .11%
up to $6 billion                                          .10
up to $9 billion                                          .09
over $9 billion                                           .08
--------------------------------------------------------------------------------


     For administrative services provided to Capital Preservation, ACS is paid by the Manager out of its management fee.

     For transfer agent services, each Fund (except Capital Preservation) pays ACS a monthly fee of $1.3958 for each shareholder account maintained and $1.35 for each shareholder transaction executed during that month.

     Administrative service and transfer agent fees paid by each Fund for the fiscal years ended March 31, 1996, 1995, and 1994 are indicated in the following tables. Fee amounts are net of reimbursements as described under the Section titled "Expense Limitation Agreement."


                               Administrative Fees
--------------------------------------------------------------------------------
                                 Fiscal           Fiscal              Fiscal
Fund                              1996             1995                1994
--------------------------------------------------------------------------------
Capital Preservation         $2,896,754       $2,781,843           $2,759,738
Government Agency               475,745          478,410              564,901
Short-Term Treasury              39,657           30,662               21,286
Intermediate-Term
   Treasury                     301,079          312,814              378,294
Long-Term Treasury               69,302           23,884               19,336
ARM Fund                        423,862          595,079            1,215,816
GNMA Fund                     1,149,339        1,003,636            1,232,514
--------------------------------------------------------------------------------
*Net of Reimbursements

                              Transfer Agent Fees
--------------------------------------------------------------------------------
                                 Fiscal           Fiscal              Fiscal
Fund                              1996             1995                1994
--------------------------------------------------------------------------------
Capital Preservation         $2,536,792       $2,582,343           $2,728,965
Government Agency               591,421          636,462              863,944
Short-Term Treasury              44,415           36,254               29,973
Intermediate-Term
   Treasury                     283,949          317,653              356,584
Long-Term Treasury              120,818           37,365               26,909
ARM Fund                        329,830          684,702            1,141,251
GNMA Fund                     1,033,782        1,178,768            1,348,081
--------------------------------------------------------------------------------
*Net of Reimbursements

DISTRIBUTION OF FUND SHARES

     The Funds' shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Funds' shares offered by this Prospectus. The Funds do not pay any commissions or other fees to ACIS or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.

DIRECT FUND EXPENSES

     Each  Fund  with  the  exception  of  Capital  Preservation)  pays  certain operating  expenses  that are not assumed by the Manager or ACS.  These  include fees and expenses of the independent trustees; custodian, audit, tax preparation, and pricing fees; fees of outside counsel and counsel employed directly by the Trust; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, confirmations, and reports to shareholders; fees for registering the Funds' shares under federal and state securities laws; brokerage fees and commissions; trade association dues; costs of fidelity and liability insurance policies covering the Funds; costs for incoming WATS lines maintained to receive and handle shareholder inquiries; and organizational costs. The Manager pays all the expenses of Capital Preservation except brokerage, taxes, interest, fees and expenses of the non-interested person Trustees (including counsel fees) and extraordinary expenses.

EXPENSE LIMITATION AGREEMENT

     The Manager has agreed to limit each Fund's expenses (with the exception of Capital Preservation's expenses) to a specified percentage of its average daily net assets during the year ending May 31, 1997, as follows:

-------------------------------------------------
     Government Agency                       .60%
     Short-Term Treasury                     .60%
     Intermediate-Term Treasury              .60%
     Long-Term Treasury                      .60%
     ARM Fund                                .60%
     GNMA Fund                               .60%
     Inflation-Adjusted Treasury*            .50%
-------------------------------------------------
*Expense limitation expires March 1, 1998.

     The Manager may recover amounts absorbed on behalf of the Funds during the preceding 11 months if, and to the extent that, for any given month, a Fund's expenses were less than the expense limit in effect at that time. Each Fund's expense limit for the years ended May 31, 1996 and 1995, as a percentage of average daily net assets, was as follows:

                                             1996                   1995
------------------------------------------------------------------------
Capital Preservation                         .54%                  .57%
Government Agency                            .50%                  .50%
Short-Term Treasury                          .65%                  .66%
Intermediate-Term
   Treasury                                  .65%                  .66%
Long-Term Treasury                           .65%                  .66%
ARM Fund                                     .65%                  .60%
GNMA Fund                                    .65%                  .66%
-----------------------------------------------------------------------

     Net amounts absorbed or recouped for the fiscal years ended March 31, 1996, 1995, and 1994, are indicated in the table below:

                         Net Expense Absorbed (Recouped)
--------------------------------------------------------------------------------
                              Fiscal              Fiscal               Fiscal
Fund                           1996                1995                 1994
--------------------------------------------------------------------------------
Capital Preservation                $0                  $0                 $0
Government Agency              267,261             323,152            451,622
Short-Term Treasury            (4,468)              25,537             45,651
Intermediate-Term
   Treasury                          0                   0                  0
Long-Term Treasury              25,358              33,125             44,468
ARM Fund                      (20,799)              11,331                  0
GNMA Fund                            0                   0                  0
--------------------------------------------------------------------------------

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The Funds' shares are continuously offered at net asset value. Share certificates are issued (without charge) only when requested in writing. Certificates are not issued for fractional shares. Dividend and voting rights are not affected by the issuance of certificates.

     American Century may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Trust or one of its series; to avoid jeopardizing a Fund's tax status; or whenever, in management's opinion, such rejection is in the Trust's or a Fund's best interest.

     As of January 31, 1997, to the knowledge of the Trust, the shareholders listed in the following chart were the only record holders of greater than 5% of the outstanding shares of the individual Funds.

FUND                                         SHORT-TERM TREASURY
--------------------------------------------------------------------------------
Shareholder Name and                            Charles Schwab & Co.
Address                                         101 Montgomery Street
                                                San Francisco, CA 94104
# of Shares Held                                648,994.237
% of Total Shares
Outstanding                                     18.5%
--------------------------------------------------------------------------------
Shareholder Name and                            J. Harris Morgan
Address                                         P.O. Box 556
                                                Greenville, TX 75401
# of Shares Held                                314,615.935
% of Total Shares
Outstanding                                     8.5%
--------------------------------------------------------------------------------
Shareholder Name and                            Allied Clearings Co.
Address                                         P.O. Box 94303
                                                Pasadena, CA 91109
# of Shares Held                                294,701.089
% of Total Shares
Outstanding                                     8.0%
--------------------------------------------------------------------------------

FUND                                         INTERMEDIATE-TERM TREASURY
--------------------------------------------------------------------------------
Shareholder Name and                            Chase Manhattan Bank NA
Address                                         770 Broadway 10th FL
                                                New York, NY 10003
# of Shares Held                                3,267,134.187
% of Total Shares
Outstanding                                     9.7%
--------------------------------------------------------------------------------
Shareholder Name and                            Charles Schwab & Co.
Address                                         101 Montgomery Street
                                                San Francisco, CA 94104
# of Shares Held                                3,243,089.633
% of Total Shares
Outstanding                                     9.7%
--------------------------------------------------------------------------------

FUND                                         LONG-TERM TREASURY
--------------------------------------------------------------------------------
Shareholder Name and                            Charles Schwab & Co.
Address                                         101 Montgomery Street
                                                San Francisco, CA 94104
# of Shares Held                                6,257,951.157
% of Total Shares
Outstanding                                     50.8%
--------------------------------------------------------------------------------

FUND                                         ARM FUND
--------------------------------------------------------------------------------
Shareholder Name and                            Charles Schwab & Co.
Address                                         101 Montgomery Street
                                                San Francisco, CA 94104
# of Shares Held                                1,457,039.198
% of Total Shares
Outstanding                                     5.7%
--------------------------------------------------------------------------------

FUND                                         GNMA FUND
--------------------------------------------------------------------------------
Shareholder Name and                            Charles Schwab & Co.
Address                                         101 Montgomery Street
                                                San Francisco, CA 94104
# of Shares Held                                18,712,115.632
% of Total Shares
Outstanding                                     17.3%
--------------------------------------------------------------------------------

     ACS charges neither fees nor commissions on the purchase and sale of fund shares. However, ACS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, ACS may charge a fee for processing dishonored investment checks or stop-payment requests. See the Investor Services Guide for more information.

OTHER INFORMATION

     For further information, please refer to registration statement and exhibits on file with the SEC in Washington, DC. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.



P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9702           [recycled logo]
SH-BKT-7642       Recycled

AMERICAN CENTURY GOVERNMENT INCOME TRUST


1933 Act Post-Effective Amendment No. 32
1940 Act Amendment No. 33
--------------------------------------------------------------------------------

PART C            OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS. Audited financial statements for each series of American Century Government Income Trust for the fiscal year ended March 31, 1996, are filed herein as included in the Trust's Statement of Additional Information by reference to the Annual Report dated March 31, 1996, filed on May 24, 1996 (Accession # 0000773674-96-000002).

(b)      EXHIBITS.

         (1) (a) Agreement and Declaration of Trust dated May 31, 1995, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 28 filed on May 29, 1996 (Accession # 0000773674-96-000004).

                  (b) Amendment to the Declaration of Trust dated October 21, 1996 is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 31 filed on February 7, 1997 (Accession # 0000773674-97-000002).

                  (c) Amendment to the Declaration of Trust dated January 20, 1997 with respect to the American Century - Benham Inflation-Adjusted Treasury Fund is incorporated herein by reference to
                  Exhibit 1 of Post-Effective Amendment No. 31 filed on February 7, 1997 (Accession # 0000773674-97-000002).

         (2) Amended and Restated Bylaws, dated May 17, 1995, are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 28 filed on May 29, 1996 (Accession # 0000773674-96-000004).

         (3)      Not applicable.

         (4) (a) Specimen copy of American Century - Benham GNMA Fund share certificate is incorporated herein by reference to Exhibit 4 to the registration statement filed on July 26, 1985.

                  (b) Specimen copy of American Century - Benham Adjustable Rate Government Securities Fund share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 17 filed on September 30, 1991.

                  (c) Specimen copy of American Century - Benham Intermediate-Term Treasury Fund share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 18 filed on November 27, 1991.

                  (d) Specimen copy of American Century - Benham Government Agency Money Market Fund share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 18 filed on November 27, 1991.

                  (e) Specimen copy of American Century - Benham Short-Term Treasury Fund share certificate is incorporated herein by reference to Exhibit 4(e) to Post-Effective Amendment No. 24 filed on November 29, 1992.

                  (f) Specimen copy of American Century - Benham Long-Term Treasury Fund share certificate is incorporated herein by reference to Exhibit 4(f) to Post-Effective Amendment No. 24 filed on November 29, 1992.

                  (g) Specimen copy of American Century - Benham Inflation-Adjusted Treasury Fund share certificate is incorporated herein by reference to Exhibit 4 of Post-Effective Amendment No. 31 filed on February 7, 1997 (Accession # 0000773674-97-000002).

                  (h) Specimen copy of American Century - Benham Capital Preservation Fund to be filed by amendment.

         (5) (a) Investment Advisory Agreement between American Century - Benham GNMA Fund, American Century - Benham Government Agency Money Market Fund, American Century - Benham Short-Term Treasury Fund, American Century - Benham Intermediate-Term Treasury Fund, American Century - Benham Long-Term Treasury Fund and American Century - Benham Inflation Adjusted Treasury Fund and Benham Management Corporation, dated June 1, 1995, is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 28 filed on May 29, 1996 (Accession # 0000773674-96-000004).

                  (b) Investment Management Agreement between American Century - Benham Capital Preservation Fund and American Century Investment Management, Inc., dated -----------, 1997 to be filed by amendment.

         (6) Distribution Agreement between American Century Government Income Trust and American Century Investment Services, Inc. dated as of September 3, 1996, is incorporated herein by reference to Exhibit 6 to Post-Effective Amendment No. 30 filed on November 25, 1996 (Accession #773674-96-000009).

         (7)      Not applicable.

         (8) Custodian Agreement between American Century Government Income Trust and The Chase Manhattan Bank, dated August 9, 1996, is incorporated herein by reference to Exhibit 8 of Post-Effective Amendment No. 31 filed on February 7, 1997 (Accession # 0000773674-97-000002).

         (9) Administrative Services and Transfer Agency Agreement between American Century Government Income Trust and American Century Services Corporation, dated as of September 3, 1996, is incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 30 filed on November 25, 1996 (Accession #773674-96-000009).

         (10) (a) Opinion and consent of counsel as to the legality of the securities being registered, dated May 16, 1996 is incorporated herein by reference to Rule 24f-2 Notice filed on May 16, 1996 (Accession # 773674-96-000001).

                  (b) Opinion and consent of counsel as to the legality of the American Century - Benham Inflation-Adjusted Treasury Fund dated February 7, 1997 is incorporated herein by reference to
                  Exhibit 10 of Post-Effective Amendment No. 31 filed on February 7, 1997 (Accession # 0000773674-97-000002).

                  (c) Opinion and consent of counsel as to the legality of the American Century - Benham Capital Preservation Fund is to be filed by amendment.

         (11) Consent of KPMG Peat Marwick LLP, independent auditors, is to be filed by amendment.

         (12)     Not applicable.

         (13)     Not applicable.

         (14) (a) Benham Individual Retirement Account Plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(a) to Post-Effective Amendment No. 23 filed on September 28, 1992.

                  (b) Benham Pension/Profit Sharing plan, including all instructions and other relevant documents, dated February 1992, is incorporated herein by reference to Exhibit 14(b) to Post-Effective Amendment No. 23 filed on September 28, 1992.

         (15)     Not applicable.

         (16)     Schedule  for  computation  of  each   performance   quotation
                  provided in response to Item 22 is incorporated herein by reference to Exhibit 16 of Post-Effective Amendment No. 28 filed on May 29, 1996 (Accession # 0000773674-96-000004).

         (17) Power of Attorney dated March 4, 1996 is incorporated herein by reference to Exhibit 17 of Post-Effective Amendment No. 28 filed on May 29, 1996 (Accession # 0000773674-96-000004).

Item 25. Persons Controlled by or Under Common Control with Registrant.

Not applicable.

Item 26. Number of Holders of Securities.

As of January 31, 1997, each series of Benham Government Income Trust had the following number shareholders of record:

  American Century - Benham Government Agency Money Market Fund          17,163
  American Century - Benham Short-Term Treasury Fund                      1,155
  American Century - Benham Intermediate-Term Treasury Fund               9,917
  American Century - Benham Long-Term Treasury Fund                       3,021
  American Century - Benham Adjustable Rate Government Securities Fund   12,269
  American Century - Benham GNMA Fund                                    37,900
  American Century - Benham Inflation-Adjusted Treasury Fund                  0

Item 27. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the  Registrant's  Bylaws,  amended on May 17, 1995,  appearing as
Exhibit 2 to Post-Effective Amendment No. 28 filed on May 29, 1996 (Accession # 0000773674-96-000004).

Item 28. Business and Other Connections of Investment Advisor.

Benham Management Corporation, the investment advisor to each of the Registrant's Funds, with the exception of American Century - Benham Capital Preservation Fund, provides investment advisory services for various collective investment vehicles and institutional clients and serves as investment advisor to a number of open-end investment companies. American Century Investment Management, Inc., the investment advisor to American Century - Benham Capital Preservation Fund, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.

Item 29. Principal Underwriters.

The Registrant's distribution agent, American Century Investment Services, Inc., is distribution agent to American Century Capital Preservation Fund, Inc., American Century Capital Preservation Fund II, Inc., American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century Municipal Trust, American Century Target Maturities Trust, American Century Quantitative Equity Funds, American Century International Funds, American Century Investment Trust, American Century Manager Funds, TCI Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. The information required with respect to each director, officer or partner of American Century Investment Services, Inc. is incorporated herein by reference to American Century Investment Services, Inc. Form B-D filed on November 21, 1985 (SEC File No. 8-35220; Firm CRD No. 17437).

Item 30. Location of Accounts and Records.

Benham Management Corporation, the investment advisor to each of the Registrant's Funds, with the exception of American Century - Benham Capital Preservation Fund, maintains its principal office at 1665 Charleston Road, Mountain View, CA 94043. The Registrant and its agent for transfer and administrative services, American Century Services Corporation, maintain their principal office at 4500 Main St., Kansas City, MO 64111. American Century Services Corporation maintains physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder. The computer and data base for shareholder records are located at Central Computer Facility, 401 North Broad Street, Sixth Floor, Philadelphia, PA 19108.

Item 31. Management Services.

Not applicable.

Item 32. Undertakings.

(a) Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

(b) Registrant hereby undertakes to file, with respect to American Century--Benham Inflation-Adjusted Treasury Fund, a post-effective amendment using financial statements which need not be certified, within four to six months from the commencement of operations.

(c) Registrant hereby undertakes to call a meeting of shareholders of the Trust upon written request of shareholders owning at least one-tenth of the outstanding shares.

(d) Registrant hereby undertakes to file, with respect to American Century--Benham Capital Preservation Fund, a post-effective amendment using financial statements which need not be certified, within four to six months from the commencement of operations.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 32/Amendment No. 33 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and State of California, on the 10th day of March, 1997.

                           AMERICAN CENTURY GOVERNMENT INCOME TRUST


                           By: /s/ Douglas A. Paul
                               Douglas A. Paul
                               Vice President and Associate General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32/Amendment No. 33 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                            Date
*                                    Chairman of the Board of Trustees,     March 10, 1997
---------------------------------    President, and
James M. Benham                      Chief Executive Officer

*                                    Trustee                                March 10, 1997
---------------------------------
Albert A. Eisenstat

*                                    Trustee                                March 10, 1997
---------------------------------
Ronald J. Gilson

*                                    Trustee                                March 10, 1997
---------------------------------
Myron S. Scholes

*                                    Trustee                                March 10, 1997
---------------------------------
Kenneth E. Scott

*                                    Trustee                                March 10, 1997
---------------------------------
Isaac Stein

*                                    Trustee                                March 10, 1997
---------------------------------
James E. Stowers III

*                                    Trustee                                March 10, 1997
---------------------------------
Jeanne D. Wohlers

*                                    Chief Financial Officer, Treasurer     March 10, 1997
---------------------------------
Maryanne Roepke


/s/ Douglas A. Paul
*by Douglas A. Paul, Attorney in Fact (pursuant to a Power of Attorney dated March 4, 1996).